UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

AMCAP Fund®

[photo of a flock of geese in flight - mountains in the background]

Semi-annual report for the six months ended August 31, 2011

AMCAP Fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term records and the potential for good future growth.

This fund is one of the 33 American Funds. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge
Average annual total return	—	–0.75%	3.35%
Cumulative total return	–4.37%	–3.72%	39.05%

The total annual fund operating expense ratio was 0.73% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 28 for details.

Results for other share classes can be found on page 31.

See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of a flock of geese in flight - mountains in the background]

Over the six months ended August 31, 2011, the U.S. stock market produced returns that started out on the positive side but later declined. Investors were concerned about the risk of a financial debt crisis in Europe, the slowing of the U.S. economic recovery, perceived gridlock on Capitol Hill and continued high levels of unemployment in the U.S.

In this volatile environment, AMCAP Fund had a total return of –6.4%, compared with –7.2% for the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of mostly large U.S. stocks. The fund also outpaced the Lipper Growth Funds Index, as shown in the chart below.

For the 12 months ended August 31, 2011, AMCAP had a total return of 20.3%, compared with 18.5% for the S&P 500.

AMCAP also continued to exceed the S&P 500 and the fund’s Lipper index over the long term by a significant margin. For the past five years, the fund had a cumulative total return of 12.4%, compared with 4.0% for the S&P 500. Over its 44-year lifetime, AMCAP had an average annual total return of 11.1%, compared with 9.3% for the S&P 500.

Investment results analysis

Information technology, the fund’s largest sector, had mixed results. For instance, Microsoft, the fund’s largest holding, was virtually flat at +0.1%, beating the overall market, and Apple, our second-largest holding, gained 9.0%; however, Corning, our 22nd-largest holding, manufacturer of specialty glass for liquid crystal displays in flat panel television sets, declined 34.8%.

Cumulative total returns

For periods ended August 31, 2011	Six months	1 year	5 years	10 years

AMCAP (Class A shares)	–6.4%	20.3%	12.4%	42.7%
Standard & Poor’s 500 Composite Index*	–7.2	18.5	4.0	30.5
Lipper Growth Funds Index†	–7.9	19.1	3.8	21.5

*The S&P 500 is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
† Results of the Lipper index include reinvested distributions but do not reflect the effect of sales charges, account fees or taxes.

Some of the fund’s holdings in financial companies faired poorly as the stresses in the financial markets continue to impact loan growth and balance sheets. The fund has a relatively small exposure to this sector, but nevertheless our seventh-largest holding was JPMorgan Chase & Co., which declined almost 20% over the six-month period. Many of the stronger companies in this sector are now selling at historically low valuations.

Our holdings in the health care sector did relatively well, led by Biogen Idec (+37.7%), the fund’s third-largest holding, a developer of treatments for multiple sclerosis and cancer. The fund’s cash position of 11.1% of the total portfolio also helped during the recent six-month period since the stock market in general went down.

As of August 31, 2011, AMCAP’s industry sector mix included 20.0% in information technology, 17.5% in health care, 15.1% in consumer discretionary, 9.9% in industrials, 8.4% in financials, 6.9% in energy, 4.6% in consumer staples, 2.4% in materials, 2.0% in telecommunications services and 2.1% in other industries.

The past six months have been turbulent. Overall volatility is evidence of the short-term nature of today’s market. In periods like these, our long-term perspective on companies and their inherent value is critical in helping us identify and invest in those that represent good value over the long run. We believe this helps us to keep our perspective in an uncertain market environment. The fund has a sizable cash position which we can invest when we see even greater opportunities than are offered today.

We thank you for taking a long-term perspective on your mutual fund investments. It’s particularly important in these times to separate the short-term stock price fluctuations from the fundamental growth qualities of the companies that AMCAP holds in its portfolio. We appreciate your support of AMCAP Fund.

Cordially,

/s/ Claudia P. Huntington

Claudia P. Huntington
Vice Chairman of the Board

/s/ Timothy D. Armour

Timothy D. Armour
President

October 11, 2011

For current information about the fund, visit americanfunds.com.

Summary investment portfolio  August 31, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets

Information technology	20.03%
Health care	17.50
Consumer discretionary	15.05
Industrials	9.91
Financials	8.39
Other industries	18.03
Short-term securities & other assets less liabilities	11.09
[end pie chart]

			Percent
		Value	of net
Common stocks - 88.91%	Shares	(000)	assets

Information technology - 20.03%
Microsoft Corp.	26,045,000	$692,797	3.24%
Apple Inc. (1)	1,490,000	573,397	2.68
Yahoo! Inc. (1)	21,903,800	298,001	1.39
Corning Inc.	17,100,000	257,013	1.20
Oracle Corp.	9,120,000	255,998	1.20
MasterCard Inc., Class A	750,000	247,282	1.16
QUALCOMM Inc.	3,800,000	195,548	.91
Accenture PLC, Class A	3,250,000	174,167	.81
Automatic Data Processing, Inc.	2,975,000	148,839	.70
Hewlett-Packard Co.	5,550,000	144,466	.68
Other securities		1,295,513	6.06
		4,283,021	20.03

Health care - 17.50%
Biogen Idec Inc. (1)	5,756,000	542,215	2.54
Medco Health Solutions, Inc. (1)	6,607,991	357,757	1.67
Gilead Sciences, Inc. (1)	8,450,000	337,028	1.58
St. Jude Medical, Inc.	6,780,000	308,761	1.44
McKesson Corp.	3,475,000	277,757	1.30
Amgen Inc.	4,405,000	244,059	1.14
Hologic, Inc. (1) (2)	13,774,100	229,201	1.07
Endo Pharmaceuticals Holdings Inc. (1) (2)	6,200,000	197,842	.92
Medtronic, Inc.	4,690,000	164,478	.77
Other securities		1,083,865	5.07
		3,742,963	17.50

Consumer discretionary - 15.05%
DIRECTV, Class A (1)	12,240,000	538,193	2.52
Kohl's Corp.	6,815,000	315,807	1.48
Johnson Controls, Inc.	8,550,000	272,574	1.27
YUM! Brands, Inc.	4,726,000	256,953	1.20
News Corp., Class A	11,850,000	204,649	.96
Garmin Ltd.	5,399,000	181,028	.85
Tractor Supply Co.	2,650,000	162,630	.76
Comcast Corp., Class A	6,875,000	147,881	.69
Time Warner Inc.	4,433,333	140,359	.66
Time Warner Cable Inc.	2,095,613	137,263	.64
Other securities		859,887	4.02
		3,217,224	15.05

Industrials - 9.91%
Precision Castparts Corp.	2,860,000	468,611	2.19
Union Pacific Corp.	3,370,600	310,668	1.45
United Technologies Corp.	2,850,000	211,612	.99
United Parcel Service, Inc., Class B	2,820,000	190,040	.89
CSX Corp.	7,884,500	172,986	.81
General Dynamics Corp.	2,355,000	150,908	.70
Other securities		615,400	2.88
		2,120,225	9.91

Financials - 8.39%
JPMorgan Chase & Co.	9,500,000	356,820	1.67
Wells Fargo & Co.	10,079,600	263,078	1.23
Capital One Financial Corp.	4,245,700	195,514	.91
American Express Co.	3,500,000	173,985	.81
Other securities		805,696	3.77
		1,795,093	8.39

Energy - 6.85%
Schlumberger Ltd.	4,366,940	341,145	1.60
EOG Resources, Inc.	3,548,000	328,509	1.54
FMC Technologies, Inc. (1)	4,450,000	197,847	.92
Other securities		597,288	2.79
		1,464,789	6.85

Consumer staples - 4.62%
CVS/Caremark Corp.	7,350,000	263,938	1.23
PepsiCo, Inc.	2,917,981	188,006	.88
Philip Morris International Inc.	2,500,000	173,300	.81
Other securities		363,652	1.70
		988,896	4.62

Materials - 2.41%
Other securities		514,989	2.41

Telecommunication services - 2.05%
MetroPCS Communications, Inc. (1)	13,114,500	146,358	.68
Other securities		291,882	1.37
		438,240	2.05

Miscellaneous - 2.10%
Other common stocks in initial period of acquisition		448,432	2.10

Total common stocks (cost: $15,164,070,000)		19,013,872	88.91

			Percent
		Value	of net
Convertible securities - 0.00%	Shares	(000)	assets

Consumer discretionary - 0.00%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units (3)	4,600	713	.00

Total convertible securities (cost: $230,000)		713	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.98%	(000)	(000)	assets

Freddie Mac 0.11%-0.281% due 10/4/2011-6/7/2012	$537,877	537,746	2.51
Fannie Mae 0.03%-0.231% due 9/26/2011-7/16/2012	450,700	450,593	2.11
Federal Home Loan Bank 0.105%-0.25% due 10/12/2011-8/1/2012	345,683	345,474	1.62
Federal Farm Credit Banks 0.12%-0.281% due 9/9/2011-2/23/2012	206,784	206,743	.97
U.S. Treasury Bills 0.155%-0.222% due 9/1/2011-5/3/2012	185,545	185,517	.87
Variable Funding Capital Company LLC 0.13%-0.20% due 9/6-10/25/2011 (4)	130,450	130,421	.61
Falcon Asset Securitization Co., LLC 0.14%-0.20% due 9/21-10/11/2011 (4)	64,700	64,692	.30
Other securities		426,636	1.99

Total short-term securities (cost: $2,347,086,000)		2,347,822	10.98

Total investment securities (cost: $17,511,386,000)		21,362,407	99.89
Other assets less liabilities		22,307	.11

Net assets		$21,384,714	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended August 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2011 (000)
Hologic, Inc. (1)	14,374,100	-	600,000	13,774,100	$-	$229,201
Endo Pharmaceuticals Holdings Inc. (1)	4,700,000	1,500,000	-	6,200,000	-	197,842
MITIE Group PLC	22,902,000	-	-	22,902,000	1,823	82,570
					$1,823	$509,613

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $713,000, which represented less than .01% of the net assets of the fund.

(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $561,458,000, which represented 2.63% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at August 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $17,048,472)	$20,852,794
Affiliated issuers (cost: $462,914)	509,613	$21,362,407
Receivables for:
Sales of investments	17,744
Sales of fund's shares	29,459
Dividends and interest	28,782	75,985
		21,438,392
Liabilities:
Payables for:
Repurchases of fund's shares	31,910
Investment advisory services	5,718
Services provided by related parties	13,645
Trustees' deferred compensation	1,887
Other	518	53,678
Net assets at August 31, 2011		$21,384,714

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,912,870
Undistributed net investment income		53,251
Accumulated net realized loss		(1,432,550)
Net unrealized appreciation		3,851,143
Net assets at August 31, 2011		$21,384,714

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,165,447 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$13,530,899	733,313	$18.45
Class B	421,935	23,948	17.62
Class C	1,055,638	60,410	17.47
Class F-1	1,515,102	82,476	18.37
Class F-2	768,577	41,600	18.48
Class 529-A	611,782	33,304	18.37
Class 529-B	53,848	3,060	17.60
Class 529-C	159,889	9,082	17.61
Class 529-E	33,601	1,851	18.15
Class 529-F-1	32,881	1,788	18.39
Class R-1	45,941	2,584	17.78
Class R-2	382,836	21,562	17.76
Class R-3	580,233	31,854	18.22
Class R-4	477,360	26,003	18.36
Class R-5	807,707	43,594	18.53
Class R-6	906,485	49,018	18.49

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended August 31, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,122;
also includes $1,823 from affiliates)	$143,729
Interest	2,078
		$145,807

Fees and expenses*:
Investment advisory services	37,029
Distribution services	33,029
Transfer agent services	11,282
Administrative services	6,476
Reports to shareholders	915
Registration statement and prospectus	337
Trustees' compensation	246
Auditing and legal	21
Custodian	70
State and local taxes	203
Other	544	90,152
Net investment income		55,655

Net realized gain and unrealized depreciation
on investments and currency:
Net realized gain (loss) on:
Investments (includes $1,716 net gain from affiliates)	1,103,740
Currency transactions	(744)	1,102,996
Net unrealized (depreciation) appreciation on:
Investments	(2,628,329)
Currency translations	122	(2,628,207)
Net realized gain and unrealized depreciation on investments and currency		(1,525,211)

Net decrease in net assets resulting from operations		$(1,469,556)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended August 31,	February 28,
	2011*	2011
Operations:
Net investment income	$55,655	$82,498
Net realized gain on investments and currency transactions	1,102,996	547,403
Net unrealized (depreciation) appreciation on investments and currency translations	(2,628,207)	3,184,478
Net (decrease) increase in net assets resulting from operations	(1,469,556)	3,814,379

Dividends paid to shareholders from net investment income	(82,103)	(87,370)

Net capital share transactions	(264,374)	(173,866)

Total (decrease) increase in net assets	(1,816,033)	3,553,143

Net assets:
Beginning of period	23,200,747	19,647,604
End of period (including undistributed
net investment income: $53,251 and $79,699, respectively)	$21,384,714	$23,200,747

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                        unaudited

1.	Organization

AMCAP Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$4,283,021	$-	$-	$4,283,021
Health care	3,742,963	-	-	3,742,963
Consumer discretionary	3,217,224	-	-	3,217,224
Industrials	2,120,225	-	-	2,120,225
Financials	1,795,093	-	-	1,795,093
Energy	1,464,789	-	-	1,464,789
Consumer staples	988,896	-	-	988,896
Materials	514,989	-	-	514,989
Telecommunication services	438,240	-	-	438,240
Miscellaneous	448,432	-	-	448,432
Convertible securities	-	713	-	713
Short-term securities	-	2,347,822	-	2,347,822
Total	$19,013,872	$2,348,535	$-	$21,362,407

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management –The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Non-U.S. taxation – Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2011, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$81,519
Capital loss carryforwards*:
Expiring 2017	$(313,487)
Expiring 2018	(2,222,000)	(2,535,487)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after February 28, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,671,547
Gross unrealized depreciation on investment securities	(820,530)
Net unrealized appreciation on investment securities	3,851,017
Cost of investment securities	17,511,390

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended August 31, 2011	Year ended February 28, 2011
Class A	$53,808	$62,209
Class B	-	-
Class C	-	-
Class F-1	6,172	7,464
Class F-2	5,015	3,113
Class 529-A	2,302	2,324
Class 529-B	-	-
Class 529-C	-	-
Class 529-E	44	62
Class 529-F-1	191	133
Class R-1	-	-
Class R-2	-	-
Class R-3	660	1,122
Class R-4	1,951	1,911
Class R-5	5,700	5,751
Class R-6	6,260	3,281
Total	$82,103	$87,370

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion. For the six months ended August 31, 2011, the investment advisory services fee was $37,029,000, which was equivalent to an annualized rate of 0.322% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended August 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$16,791	$10,903	Not applicable	Not applicable	Not applicable
Class B	2,509	379	Not applicable	Not applicable	Not applicable
Class C	5,801	Included in administrative services	$871	$156	Not applicable
Class F-1	2,014		1,055	65	Not applicable
Class F-2	Not applicable		573	30	Not applicable
Class 529-A	669		385	66	$317
Class 529-B	311		38	12	31
Class 529-C	841		102	26	84
Class 529-E	89		19	4	18
Class 529-F-1	-		20	3	17
Class R-1	251		34	7	Not applicable
Class R-2	1,569		314	532	Not applicable
Class R-3	1,561		456	198	Not applicable
Class R-4	623		369	7	Not applicable
Class R-5	Not applicable		436	3	Not applicable
Class R-6	Not applicable		226	2	Not applicable
Total	$33,029	$11,282	$4,898	$1,111	$467

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $246,000, shown on the accompanying financial statements, includes $212,000 in current fees (either paid in cash or deferred) and a net increase of $34,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2011
Class A	$1,022,156	52,746	$51,984	2,725	$(1,453,957)	(75,066)	$(379,817)	(19,595)
Class B	9,360	504	-	-	(116,551)	(6,312)	(107,191)	(5,808)
Class C	77,670	4,220	-	-	(141,272)	(7,708)	(63,602)	(3,488)
Class F-1	218,768	11,364	5,821	306	(241,368)	(12,497)	(16,779)	(827)
Class F-2	238,270	12,222	4,647	244	(77,360)	(4,005)	165,557	8,461
Class 529-A	60,816	3,151	2,301	121	(33,439)	(1,734)	29,678	1,538
Class 529-B	1,327	70	-	-	(11,033)	(600)	(9,706)	(530)
Class 529-C	15,008	808	-	-	(11,466)	(619)	3,542	189
Class 529-E	2,821	148	44	2	(1,959)	(102)	906	48
Class 529-F-1	6,186	316	191	10	(1,696)	(88)	4,681	238
Class R-1	8,203	438	-	-	(9,811)	(523)	(1,608)	(85)
Class R-2	50,873	2,720	-	-	(71,404)	(3,821)	(20,531)	(1,101)
Class R-3	88,308	4,594	659	35	(97,973)	(5,103)	(9,006)	(474)
Class R-4	100,120	5,128	1,949	103	(81,174)	(4,177)	20,895	1,054
Class R-5	110,230	5,579	5,657	296	(118,010)	(6,040)	(2,123)	(165)
Class R-6	164,493	8,387	6,260	327	(50,023)	(2,579)	120,730	6,135
Total net increase
(decrease)	$2,174,609	112,395	$79,513	4,169	$(2,518,496)	(130,974)	$(264,374)	(14,410)

Year ended February 28, 2011
Class A	$2,000,982	112,471	$59,720	3,604	$(2,562,651)	(147,165)	$(501,949)	(31,090)
Class B	27,429	1,596	-	-	(195,392)	(11,718)	(167,963)	(10,122)
Class C	164,411	9,704	-	-	(222,901)	(13,526)	(58,490)	(3,822)
Class F-1	429,620	24,635	6,742	408	(482,794)	(27,968)	(46,432)	(2,925)
Class F-2	283,646	16,180	2,814	169	(93,706)	(5,314)	192,754	11,035
Class 529-A	103,809	5,854	2,323	141	(52,176)	(3,003)	53,956	2,992
Class 529-B	2,107	123	-	-	(17,994)	(1,072)	(15,887)	(949)
Class 529-C	26,874	1,580	-	-	(19,070)	(1,144)	7,804	436
Class 529-E	5,485	316	62	4	(3,196)	(186)	2,351	134
Class 529-F-1	9,697	543	133	8	(3,283)	(187)	6,547	364
Class R-1	13,989	826	-	-	(10,944)	(649)	3,045	177
Class R-2	100,679	5,914	-	-	(120,987)	(7,211)	(20,308)	(1,297)
Class R-3	162,268	9,294	1,121	69	(175,134)	(10,158)	(11,745)	(795)
Class R-4	125,456	7,182	1,910	116	(92,203)	(5,274)	35,163	2,024
Class R-5	146,132	8,206	5,716	344	(163,403)	(9,363)	(11,555)	(813)
Class R-6	389,400	21,703	3,281	198	(33,838)	(1,890)	358,843	20,011
Total net increase
(decrease)	$3,991,984	226,127	$83,822	5,061	$(4,249,672)	(245,828)	$(173,866)	(14,640)

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,055,440,000 and $3,584,660,000, respectively, during the six months ended August 31, 2011.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 8/31/2011(5)	$19.78	$.05	$(1.31)	$(1.26)	$(.07)	$-	$(.07)	$18.45	(6.37)%	$13,531	.72	%⁽⁶⁾	.72	%⁽⁶⁾	.54	%⁽⁶⁾
	Year ended 2/28/2011	16.55	.08	3.23	3.31	(.08)	-	(.08)	19.78	20.09	14,891	.73		.73		.48
	Year ended 2/28/2010	10.44	.08	6.19	6.27	(.16)	-	(.16)	16.55	60.46	12,973	.78		.78		.57
	Year ended 2/28/2009	18.41	.16	(7.43)	(7.27)	-	(.70)	(.70)	10.44	(40.97)	8,687	.74		.71		1.03
	Year ended 2/29/2008	20.29	.25	(.77)	(.52)	(.24)	(1.12)	(1.36)	18.41	(3.14)	16,387	.68		.65		1.21
	Year ended 2/28/2007	19.48	.18	1.37	1.55	(.16)	(.58)	(.74)	20.29	8.07	17,341	.68		.65		.91

Class B:	Six months ended 8/31/2011(5)	18.89	(.02)	(1.25)	(1.27)	-	-	-	17.62	(6.72)	422	1.49⁽⁶⁾		1.49⁽⁶⁾		(.23	)⁽⁶⁾
	Year ended 2/28/2011	15.85	(.05)	3.09	3.04	-	-	-	18.89	19.18	562	1.50		1.50		(.29)
	Year ended 2/28/2010	9.98	(.03)	5.93	5.90	(.03)	-	(.03)	15.85	59.16	632	1.55		1.55		(.20)
	Year ended 2/28/2009	17.75	.04	(7.11)	(7.07)	-	(.70)	(.70)	9.98	(41.38)	499	1.50		1.48		.26
	Year ended 2/29/2008	19.59	.09	(.76)	(.67)	(.05)	(1.12)	(1.17)	17.75	(3.92)	1,031	1.45		1.42		.44
	Year ended 2/28/2007	18.83	.02	1.32	1.34	-	(.58)	(.58)	19.59	7.23	1,163	1.46		1.42		.13

Class C:	Six months ended 8/31/2011(5)	18.74	(.02)	(1.25)	(1.27)	-	-	-	17.47	(6.78)	1,056	1.52⁽⁶⁾		1.52⁽⁶⁾		(.25	)⁽⁶⁾
	Year ended 2/28/2011	15.72	(.05)	3.07	3.02	-	-	-	18.74	19.21	1,197	1.52		1.52		(.31)
	Year ended 2/28/2010	9.90	(.03)	5.88	5.85	(.03)	-	(.03)	15.72	59.18	1,065	1.56		1.56		(.21)
	Year ended 2/28/2009	17.63	.03	(7.06)	(7.03)	-	(.70)	(.70)	9.90	(41.44)	736	1.52		1.49		.24
	Year ended 2/29/2008	19.46	.08	(.74)	(.66)	(.05)	(1.12)	(1.17)	17.63	(3.93)	1,519	1.50		1.47		.39
	Year ended 2/28/2007	18.72	.01	1.31	1.32	-	(.58)	(.58)	19.46	7.16	1,667	1.51		1.48		.07

Class F-1:	Six months ended 8/31/2011(5)	19.69	.05	(1.30)	(1.25)	(.07)	-	(.07)	18.37	(6.34)	1,515	.73⁽⁶⁾		.73⁽⁶⁾		.54⁽⁶⁾
	Year ended 2/28/2011	16.48	.08	3.22	3.30	(.09)	-	(.09)	19.69	20.10	1,641	.72		.72		.48
	Year ended 2/28/2010	10.39	.09	6.16	6.25	(.16)	-	(.16)	16.48	60.46	1,421	.74		.74		.61
	Year ended 2/28/2009	18.31	.16	(7.38)	(7.22)	-	(.70)	(.70)	10.39	(40.92)	1,077	.70		.67		1.06
	Year ended 2/29/2008	20.20	.25	(.78)	(.53)	(.24)	(1.12)	(1.36)	18.31	(3.19)	2,492	.68		.65		1.20
	Year ended 2/28/2007	19.40	.18	1.36	1.54	(.16)	(.58)	(.74)	20.20	8.06	2,506	.68		.65		.90

Class F-2:	Six months ended 8/31/2011(5)	19.83	.08	(1.31)	(1.23)	(.12)	-	(.12)	18.48	(6.20)	768	.49⁽⁶⁾		.49⁽⁶⁾		.78⁽⁶⁾
	Year ended 2/28/2011	16.60	.12	3.24	3.36	(.13)	-	(.13)	19.83	20.38	657	.49		.49		.71
	Year ended 2/28/2010	10.46	.12	6.20	6.32	(.18)	-	(.18)	16.60	60.82	367	.52		.52		.79
	Period from 8/1/2008 to 2/28/2009	16.52	.10	(6.16)	(6.06)	-	-	-	10.46	(36.68)	87	.50	(6)	.48	(6)	1.50	(6)

Class 529-A:	Six months ended 8/31/2011(5)	19.70	.05	(1.31)	(1.26)	(.07)	-	(.07)	18.37	(6.41)	612	.80⁽⁶⁾		.80⁽⁶⁾		.47⁽⁶⁾
	Year ended 2/28/2011	16.49	.07	3.22	3.29	(.08)	-	(.08)	19.70	20.03	626	.79		.79		.41
	Year ended 2/28/2010	10.41	.08	6.17	6.25	(.17)	-	(.17)	16.49	60.35	474	.83		.83		.51
	Year ended 2/28/2009	18.36	.15	(7.40)	(7.25)	-	(.70)	(.70)	10.41	(40.97)	287	.79		.76		.98
	Year ended 2/29/2008	20.25	.23	(.78)	(.55)	(.22)	(1.12)	(1.34)	18.36	(3.26)	467	.76		.73		1.12
	Year ended 2/28/2007	19.45	.17	1.36	1.53	(.15)	(.58)	(.73)	20.25	7.99	432	.74		.71		.84

Class 529-B:	Six months ended 8/31/2011(5)	18.87	(.03)	(1.24)	(1.27)	-	-	-	17.60	(6.73)	54	1.60⁽⁶⁾		1.60⁽⁶⁾		(.34	)⁽⁶⁾
	Year ended 2/28/2011	15.85	(.06)	3.08	3.02	-	-	-	18.87	19.05	68	1.59		1.59		(.38)
	Year ended 2/28/2010	10.00	(.04)	5.93	5.89	(.04)	-	(.04)	15.85	59.02	72	1.64		1.64		(.29)
	Year ended 2/28/2009	17.81	.02	(7.13)	(7.11)	-	(.70)	(.70)	10.00	(41.47)	48	1.60		1.57		.17
	Year ended 2/29/2008	19.65	.06	(.74)	(.68)	(.04)	(1.12)	(1.16)	17.81	(3.99)	84	1.57		1.54		.31
	Year ended 2/28/2007	18.91	- (7)	1.32	1.32	-	(.58)	(.58)	19.65	7.09	84	1.57		1.54		.01

Class 529-C:	Six months ended 8/31/2011(5)	18.88	(.03)	(1.24)	(1.27)	-	-	-	17.61	(6.73)	160	1.59⁽⁶⁾		1.59⁽⁶⁾		(.32	)⁽⁶⁾
	Year ended 2/28/2011	15.86	(.06)	3.08	3.02	-	-	-	18.88	19.04	168	1.58		1.58		(.38)
	Year ended 2/28/2010	10.00	(.04)	5.95	5.91	(.05)	-	(.05)	15.86	59.02	134	1.63		1.63		(.28)
	Year ended 2/28/2009	17.82	.03	(7.15)	(7.12)	-	(.70)	(.70)	10.00	(41.44)	83	1.59		1.57		.17
	Year ended 2/29/2008	19.67	.06	(.74)	(.68)	(.05)	(1.12)	(1.17)	17.82	(4.00)	144	1.57		1.54		.31
	Year ended 2/28/2007	18.93	- (7)	1.32	1.32	-	(.58)	(.58)	19.67	7.08	136	1.56		1.53		.02

Class 529-E:	Six months ended 8/31/2011(5)	$19.44	$.02	$(1.29)	$(1.27)	$(.02)	$-	$(.02)	$18.15	(6.52)%	$34	1.07	%⁽⁶⁾	1.07	%⁽⁶⁾	.20	%⁽⁶⁾
	Year ended 2/28/2011	16.28	.02	3.18	3.20	(.04)	-	(.04)	19.44	19.68	35	1.08		1.08		.13
	Year ended 2/28/2010	10.28	.03	6.10	6.13	(.13)	-	(.13)	16.28	59.86	27	1.13		1.13		.22
	Year ended 2/28/2009	18.20	.10	(7.32)	(7.22)	-	(.70)	(.70)	10.28	(41.17)	17	1.09		1.06		.69
	Year ended 2/29/2008	20.07	.17	(.76)	(.59)	(.16)	(1.12)	(1.28)	18.20	(3.50)	27	1.06		1.03		.82
	Year ended 2/28/2007	19.28	.10	1.35	1.45	(.08)	(.58)	(.66)	20.07	7.66	25	1.05		1.02		.54

Class 529-F-1:	Six months ended 8/31/2011(5)	19.74	.07	(1.31)	(1.24)	(.11)	-	(.11)	18.39	(6.30)	33	.58⁽⁶⁾		.58⁽⁶⁾		.69⁽⁶⁾
	Year ended 2/28/2011	16.52	.11	3.22	3.33	(.11)	-	(.11)	19.74	20.27	31	.58		.58		.62
	Year ended 2/28/2010	10.43	.11	6.18	6.29	(.20)	-	(.20)	16.52	60.70	20	.63		.63		.72
	Year ended 2/28/2009	18.36	.18	(7.41)	(7.23)	-	(.70)	(.70)	10.43	(40.86)	12	.59		.56		1.18
	Year ended 2/29/2008	20.26	.27	(.77)	(.50)	(.28)	(1.12)	(1.40)	18.36	(3.07)	18	.56		.53		1.30
	Year ended 2/28/2007	19.46	.20	1.37	1.57	(.19)	(.58)	(.77)	20.26	8.20	14	.55		.52		1.04

Class R-1:	Six months ended 8/31/2011(5)	19.06	(.02)	(1.26)	(1.28)	-	-	-	17.78	(6.72)	46	1.50⁽⁶⁾		1.50⁽⁶⁾		(.23	)⁽⁶⁾
	Year ended 2/28/2011	15.99	(.05)	3.12	3.07	-	-	-	19.06	19.20	51	1.50		1.50		(.29)
	Year ended 2/28/2010	10.09	(.03)	6.00	5.97	(.07)	-	(.07)	15.99	59.14	40	1.53		1.53		(.19)
	Year ended 2/28/2009	17.95	.04	(7.20)	(7.16)	-	(.70)	(.70)	10.09	(41.36)	24	1.48		1.45		.29
	Year ended 2/29/2008	19.80	.08	(.76)	(.68)	(.05)	(1.12)	(1.17)	17.95	(3.93)	40	1.50		1.47		.39
	Year ended 2/28/2007	19.04	.02	1.32	1.34	-	(.58)	(.58)	19.80	7.14	43	1.50		1.47		.09

Class R-2:	Six months ended 8/31/2011(5)	19.03	(.02)	(1.25)	(1.27)	-	-	-	17.76	(6.67)	383	1.49⁽⁶⁾		1.49⁽⁶⁾		(.23	)⁽⁶⁾
	Year ended 2/28/2011	15.97	(.05)	3.11	3.06	-	-	-	19.03	19.16	431	1.50		1.50		(.30)
	Year ended 2/28/2010	10.08	(.04)	5.98	5.94	(.05)	-	(.05)	15.97	59.02	383	1.60		1.60		(.25)
	Year ended 2/28/2009	17.94	.03	(7.19)	(7.16)	-	(.70)	(.70)	10.08	(41.44)	238	1.59		1.57		.17
	Year ended 2/29/2008	19.79	.08	(.76)	(.68)	(.05)	(1.12)	(1.17)	17.94	(3.95)	415	1.53		1.47		.38
	Year ended 2/28/2007	19.03	.02	1.32	1.34	-	(.58)	(.58)	19.79	7.15	427	1.59		1.46		.09

Class R-3:	Six months ended 8/31/2011(5)	19.50	.02	(1.28)	(1.26)	(.02)	-	(.02)	18.22	(6.46)	580	1.05⁽⁶⁾		1.05⁽⁶⁾		.22⁽⁶⁾
	Year ended 2/28/2011	16.33	.03	3.17	3.20	(.03)	-	(.03)	19.50	19.66	631	1.05		1.05		.16
	Year ended 2/28/2010	10.29	.04	6.11	6.15	(.11)	-	(.11)	16.33	60.02	541	1.08		1.08		.27
	Year ended 2/28/2009	18.21	.11	(7.33)	(7.22)	-	(.70)	(.70)	10.29	(41.15)	349	1.05		1.02		.70
	Year ended 2/29/2008	20.08	.18	(.78)	(.60)	(.15)	(1.12)	(1.27)	18.21	(3.51)	724	1.04		1.01		.85
	Year ended 2/28/2007	19.28	.11	1.35	1.46	(.08)	(.58)	(.66)	20.08	7.68	747	1.04		1.01		.55

Class R-4:	Six months ended 8/31/2011(5)	19.68	.05	(1.29)	(1.24)	(.08)	-	(.08)	18.36	(6.33)	477	.74⁽⁶⁾		.74⁽⁶⁾		.53⁽⁶⁾
	Year ended 2/28/2011	16.47	.08	3.21	3.29	(.08)	-	(.08)	19.68	20.07	491	.74		.74		.46
	Year ended 2/28/2010	10.40	.08	6.16	6.24	(.17)	-	(.17)	16.47	60.42	378	.77		.77		.57
	Year ended 2/28/2009	18.33	.16	(7.39)	(7.23)	-	(.70)	(.70)	10.40	(40.93)	252	.73		.70		1.04
	Year ended 2/29/2008	20.22	.24	(.78)	(.54)	(.23)	(1.12)	(1.35)	18.33	(3.22)	528	.73		.70		1.16
	Year ended 2/28/2007	19.42	.17	1.35	1.52	(.14)	(.58)	(.72)	20.22	7.97	555	.73		.70		.85

Class R-5:	Six months ended 8/31/2011(5)	19.89	.08	(1.32)	(1.24)	(.12)	-	(.12)	18.53	(6.23)	808	.44⁽⁶⁾		.44⁽⁶⁾		.83⁽⁶⁾
	Year ended 2/28/2011	16.64	.13	3.25	3.38	(.13)	-	(.13)	19.89	20.45	870	.44		.44		.77
	Year ended 2/28/2010	10.50	.13	6.22	6.35	(.21)	-	(.21)	16.64	60.97	741	.47		.47		.89
	Year ended 2/28/2009	18.45	.20	(7.45)	(7.25)	-	(.70)	(.70)	10.50	(40.77)	619	.43		.40		1.35
	Year ended 2/29/2008	20.35	.30	(.77)	(.47)	(.31)	(1.12)	(1.43)	18.45	(2.93)	787	.43		.40		1.43
	Year ended 2/28/2007	19.55	.23	1.36	1.59	(.21)	(.58)	(.79)	20.35	8.29	514	.43		.40		1.15

Class R-6:	Six months ended 8/31/2011(5)	19.85	.09	(1.31)	(1.22)	(.14)	-	(.14)	18.49	(6.19)	906	.39⁽⁶⁾		.39⁽⁶⁾		.88⁽⁶⁾
	Year ended 2/28/2011	16.60	.14	3.24	3.38	(.13)	-	(.13)	19.85	20.50	851	.39		.39		.80
	Period from 5/1/2009 to 2/28/2010	13.04	.11	3.61	3.72	(.16)	-	(.16)	16.60	28.85	380	.42	(6)	.42	(6)	.90	(6)

	Six months ended August 31,	Year ended February 28 or 29
	2011(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	15%	28%	29%	37%	29%	20%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
                                                                                                                                          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2011, through August 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2011	Ending account value 8/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$936.28	$3.51	.72%
Class A -- assumed 5% return	1,000.00	1,021.58	3.67	.72
Class B -- actual return	1,000.00	932.77	7.26	1.49
Class B -- assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class C -- actual return	1,000.00	932.23	7.40	1.52
Class C -- assumed 5% return	1,000.00	1,017.54	7.73	1.52
Class F-1 -- actual return	1,000.00	936.59	3.56	.73
Class F-1 -- assumed 5% return	1,000.00	1,021.53	3.72	.73
Class F-2 -- actual return	1,000.00	937.99	2.39	.49
Class F-2 -- assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 529-A -- actual return	1,000.00	935.91	3.90	.80
Class 529-A -- assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 529-B -- actual return	1,000.00	932.69	7.79	1.60
Class 529-B -- assumed 5% return	1,000.00	1,017.14	8.13	1.60
Class 529-C -- actual return	1,000.00	932.73	7.75	1.59
Class 529-C -- assumed 5% return	1,000.00	1,017.19	8.08	1.59
Class 529-E -- actual return	1,000.00	934.83	5.22	1.07
Class 529-E -- assumed 5% return	1,000.00	1,019.81	5.45	1.07
Class 529-F-1 -- actual return	1,000.00	937.03	2.83	.58
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.28	2.96	.58
Class R-1 -- actual return	1,000.00	932.85	7.31	1.50
Class R-1 -- assumed 5% return	1,000.00	1,017.64	7.63	1.50
Class R-2 -- actual return	1,000.00	933.27	7.26	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class R-3 -- actual return	1,000.00	935.36	5.12	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.91	5.35	1.05
Class R-4 -- actual return	1,000.00	936.67	3.61	.74
Class R-4 -- assumed 5% return	1,000.00	1,021.48	3.77	.74
Class R-5 -- actual return	1,000.00	937.71	2.15	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-6 -- actual return	1,000.00	938.11	1.91	.39
Class R-6 -- assumed 5% return	1,000.00	1,023.24	1.99	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years1/
September 30, 2011 (the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–4.32%	–0.70%	3.33%
Not reflecting CDSC	0.68	–0.34	3.33

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.32	–0.36	3.13
Not reflecting CDSC	0.68	–0.36	3.13

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	1.46	0.44	3.95

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	1.72	—	2.05

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–4.45	–0.81	2.55
Not reflecting maximum sales charge	1.38	0.37	3.18

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–4.45	–0.80	2.64
Not reflecting CDSC	0.55	–0.44	2.64

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.38	–0.43	2.51
Not reflecting CDSC	0.62	–0.43	2.51

Class 529-E shares3,4 — first sold 3/7/02	1.09	0.07	2.46

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	1.59	0.57	5.63

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 28 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2011, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 89% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 65% of 10-year periods and 75% of 20-year periods.* Our fund management fees have consistently been among the lowest in the industry.†

*Based on Class A share results for periods through 12/31/10. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
†Based on management fees for the 20-year period ended 12/31/10 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
>AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-902-1011P

Litho in USA AGD/ALD/8078-S28716

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®
Investment portfolio

August 31, 2011
unaudited

Common stocks — 88.91%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.03%
Microsoft Corp.	26,045,000	$692,797
Apple Inc.1	1,490,000	573,397
Yahoo! Inc.1	21,903,800	298,001
Corning Inc.	17,100,000	257,013
Oracle Corp.	9,120,000	255,998
MasterCard Inc., Class A	750,000	247,282
QUALCOMM Inc.	3,800,000	195,548
Accenture PLC, Class A	3,250,000	174,167
Automatic Data Processing, Inc.	2,975,000	148,839
Hewlett-Packard Co.	5,550,000	144,466
Rovi Corp.1	2,800,000	136,892
eBay Inc.1	4,050,000	125,023
Avago Technologies Ltd.	3,724,200	123,308
Texas Instruments Inc.	4,470,000	117,159
Trimble Navigation Ltd.1	2,790,000	103,621
Logitech International SA1	8,678,600	100,585
Cisco Systems, Inc.	6,085,300	95,418
Autodesk, Inc.1	2,660,000	75,012
EMC Corp.1	3,150,000	71,159
Visa Inc., Class A	800,000	70,304
FLIR Systems, Inc.	2,327,200	60,205
MediaTek Inc.	5,298,000	53,237
KLA-Tencor Corp.	1,083,000	39,724
Applied Materials, Inc.	3,337,000	37,775
Maxim Integrated Products, Inc.	1,375,000	31,694
Linear Technology Corp.	1,050,000	30,062
Xilinx, Inc.	496,900	15,473
Digital River, Inc.1	440,442	8,862
		4,283,021

HEALTH CARE — 17.50%
Biogen Idec Inc.1	5,756,000	542,215
Medco Health Solutions, Inc.1	6,607,991	357,757
Gilead Sciences, Inc.1	8,450,000	337,028
St. Jude Medical, Inc.	6,780,000	308,761
McKesson Corp.	3,475,000	277,757
Amgen Inc.	4,405,000	244,059
Hologic, Inc.1,2	13,774,100	229,201
Endo Pharmaceuticals Holdings Inc.1,2	6,200,000	197,842
Medtronic, Inc.	4,690,000	164,478
Abbott Laboratories	2,450,000	128,649
Life Technologies Corp.1	2,903,600	121,951
BioMarin Pharmaceutical Inc.1	4,115,000	121,742
Edwards Lifesciences Corp.1	1,575,000	118,834
Stryker Corp.	2,211,000	107,985
Forest Laboratories, Inc.1	3,000,000	102,720
Zimmer Holdings, Inc.1	1,719,000	97,794
Alere Inc.1	2,812,000	70,216
Allergan, Inc.	844,600	69,097
VCA Antech, Inc.1	1,882,984	34,854
Roche Holding AG	165,000	28,891
Merck & Co., Inc.	778,545	25,785
Illumina, Inc.1	416,000	21,674
Boston Scientific Corp.1	2,547,890	17,275
ZOLL Medical Corp.1	245,000	10,946
NuVasive, Inc.1	225,000	5,452
		3,742,963

CONSUMER DISCRETIONARY — 15.05%
DIRECTV, Class A1	12,240,000	538,193
Kohl’s Corp.	6,815,000	315,807
Johnson Controls, Inc.	8,550,000	272,574
YUM! Brands, Inc.	4,726,000	256,953
News Corp., Class A	11,850,000	204,649
Garmin Ltd.	5,399,000	181,028
Tractor Supply Co.	2,650,000	162,630
Comcast Corp., Class A	6,875,000	147,881
Time Warner Inc.	4,433,333	140,359
Time Warner Cable Inc.	2,095,613	137,263
Staples, Inc.	8,860,000	130,596
Harley-Davidson, Inc.	3,100,000	119,846
Bed Bath & Beyond Inc.1	2,000,000	113,720
NIKE, Inc., Class B	1,250,000	108,313
Best Buy Co., Inc.	3,000,000	76,770
DreamWorks Animation SKG, Inc., Class A1	3,300,000	69,696
Urban Outfitters, Inc.1	2,500,000	65,438
Texas Roadhouse, Inc.	4,557,200	65,168
Lowe’s Companies, Inc.	2,000,000	39,860
P.F. Chang’s China Bistro, Inc.	800,000	24,112
Amazon.com, Inc.1	100,000	21,529
Harman International Industries, Inc.	537,686	19,459
Timberland Co., Class A1	125,280	5,380
		3,217,224

INDUSTRIALS — 9.91%
Precision Castparts Corp.	2,860,000	468,611
Union Pacific Corp.	3,370,600	310,668
United Technologies Corp.	2,850,000	211,612
United Parcel Service, Inc., Class B	2,820,000	190,040
CSX Corp.	7,884,500	172,986
General Dynamics Corp.	2,355,000	150,908
Robert Half International Inc.	4,663,600	111,553
Verisk Analytics, Inc., Class A1	2,890,000	100,688
Serco Group PLC	10,103,000	84,133
MITIE Group PLC2	22,902,000	82,570
Southwest Airlines Co.	7,885,000	67,969
Landstar System, Inc.	1,350,000	54,661
Rockwell Collins, Inc.	703,907	35,519
MSC Industrial Direct Co., Inc., Class A	560,000	34,535
Iron Mountain Inc.	470,000	15,294
Corrections Corporation of America1	658,030	14,931
Mine Safety Appliances Co.	438,400	13,547
		2,120,225

FINANCIALS — 8.39%
JPMorgan Chase & Co.	9,500,000	356,820
Wells Fargo & Co.	10,079,600	263,078
Capital One Financial Corp.	4,245,700	195,514
American Express Co.	3,500,000	173,985
PNC Financial Services Group, Inc.	2,295,000	115,071
State Street Corp.	3,169,200	112,570
Bank of New York Mellon Corp.	5,200,000	107,484
Arthur J. Gallagher & Co.	3,525,000	99,440
Hudson City Bancorp, Inc.	12,700,000	78,867
BB&T Corp.	3,500,000	78,015
Cullen/Frost Bankers, Inc.	1,250,000	63,738
Zions Bancorporation	3,487,000	60,813
AFLAC Inc.	1,600,000	60,352
City National Corp.	523,600	23,504
East West Bancorp, Inc.	350,000	5,842
		1,795,093

ENERGY — 6.85%
Schlumberger Ltd.	4,366,940	341,145
EOG Resources, Inc.	3,548,000	328,509
FMC Technologies, Inc.1	4,450,000	197,847
Apache Corp.	1,300,000	133,991
Devon Energy Corp.	1,850,000	125,486
Chevron Corp.	1,100,000	108,801
ConocoPhillips	1,035,000	70,453
Southwestern Energy Co.1	1,825,000	69,259
Murphy Oil Corp.	700,000	37,506
BG Group PLC	1,180,000	25,514
Exxon Mobil Corp.	260,000	19,250
Baker Hughes Inc.	115,000	7,028
		1,464,789

CONSUMER STAPLES — 4.62%
CVS/Caremark Corp.	7,350,000	263,938
PepsiCo, Inc.	2,917,981	188,006
Philip Morris International Inc.	2,500,000	173,300
L’Oréal SA	850,000	92,541
Whole Foods Market, Inc.	1,132,000	74,746
Avon Products, Inc.	2,980,000	67,229
Ralcorp Holdings, Inc.1	588,700	50,964
Altria Group, Inc.	1,750,000	47,582
Colgate-Palmolive Co.	340,000	30,590
		988,896

MATERIALS — 2.41%
AptarGroup, Inc.	2,100,000	106,008
Monsanto Co.	1,400,000	96,502
Praxair, Inc.	901,531	88,792
Scotts Miracle-Gro Co., Class A	1,800,000	87,408
Barrick Gold Corp.	1,417,104	71,918
Air Products and Chemicals, Inc.	700,000	57,309
AK Steel Holding Corp.	784,400	7,052
		514,989

TELECOMMUNICATION SERVICES — 2.05%
MetroPCS Communications, Inc.1	13,114,500	146,358
tw telecom inc.1	6,500,000	125,385
Crown Castle International Corp.1	2,480,200	107,715
United States Cellular Corp.1	734,300	31,751
Telephone and Data Systems, Inc., special common shares	1,066,300	27,031
		438,240

MISCELLANEOUS — 2.10%
Other common stocks in initial period of acquisition		448,432

Total common stocks (cost: $15,164,070,000)		19,013,872

Convertible securities — 0.00%

CONSUMER DISCRETIONARY — 0.00%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units3	4,600	713

Total convertible securities (cost: $230,000)		713

	Principal amount
Short-term securities — 10.98%	(000)

Freddie Mac 0.11%–0.281% due 10/4/2011–6/7/2012	$537,877	537,746
Fannie Mae 0.03%–0.231% due 9/26/2011–7/16/2012	450,700	450,593
Federal Home Loan Bank 0.105%–0.25% due 10/12/2011–8/1/2012	345,683	345,474
Federal Farm Credit Banks 0.12%–0.281% due 9/9/2011–2/23/2012	206,784	206,743
U.S. Treasury Bills 0.155%–0.222% due 9/1/2011–5/3/2012	185,545	185,517
Coca-Cola Co. 0.14%–0.22% due 9/2/2011–1/4/20124	137,150	137,117
Variable Funding Capital Company LLC 0.13%–0.20% due 9/6–10/25/20114	130,450	130,421
Honeywell International Inc. 0.16% due 11/29–11/30/20114	83,600	83,569
Falcon Asset Securitization Co., LLC 0.14%–0.20% due 9/21–10/11/20114	64,700	64,692
General Electric Capital Corp. 0.17% due 10/18/2011	30,000	29,994
General Electric Capital Services, Inc. 0.16% due 10/17/2011	16,600	16,597
General Electric Co. 0.04% due 9/1/2011	13,700	13,700
Private Export Funding Corp. 0.20% due 9/20/20114	45,000	44,997
Texas Instruments Inc. 0.12%–0.15% due 10/17–11/14/20114	45,000	44,980
Hewlett-Packard Co. 0.11%–0.17% due 9/13–11/28/20114	22,400	22,391
Straight-A Funding LLC 0.15% due 10/7/20114	21,000	20,992
Google Inc. 0.05% due 9/30/20114	12,300	12,299

Total short-term securities (cost: $2,347,086,000)		2,347,822

Total investment securities (cost: $17,511,386,000)		21,362,407
Other assets less liabilities		22,307

Net assets		$21,384,714

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $713,000, which represented less than .01% of the net assets of the fund.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $561,458,000, which represented 2.63% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-902-1011O-S29395

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 31, 2011